SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP

FOUR TIMES SQUARE

NEW YORK 10036-6522

(212) 735-3000

Fax: (212) 735-2000

http://www.skadden.com

October 6, 2004

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Cendant Corporation Schedule TO

Ladies and Gentlemen:

On behalf of Cendant Corporation, a Delaware corporation, and pursuant to the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the rules and regulations promulgated thereunder, we hereby submit for filing, via direct electronic transmission, the above-referenced Schedule TO to be filed in connection with our commencement of a tender offer for all the issued and outstanding shares of Class A Common Stock of Orbitz, Inc. We are simultaneously commencing a tender offer for all the issued and outstanding shares of Class B Common Stock of Orbitz, Inc. which are not registered pursuant to the Exchange Act.

Should you have any questions or comments concerning the preliminary proxy materials, please call me at (212) 735-2497 or my colleague, David Fox, at (212) 735-2534.

Very truly yours,

/s/ Alison Marquez O’Neill
Alison Marquez O’Neill

Enclosure

cc: Cendant Corporation